CONTINGENCIES AND COMMITMENTS - Lawsuits and other legal actions (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2013 BRL (R$)	Oct. 31, 2013 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Sep. 30, 2014 BRL (R$)
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 159,293,486	$ 29,602,682
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				7,616,340
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				1,340,027
Time deposits to guaranty judicial liabilities				663,274
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				56,607,721
Time deposits to guaranty judicial liabilities				31,953,725	$ 103,351,097
Warranty insurance and bail letters | R$			R$ 682,849,162
Warranty insurance and bail letters commission percentage			0.60%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 37,200,000	6,916,453
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 1,330,473,161	R$ 331,045,690	1,082,396,664
Litigation settlement amount released from liability | R$			R$ 135,282,155			R$ 598,745,218
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				$ 60,078